Current and deferred income tax	12 Months Ended
Dec. 31, 2021
Current and deferred income tax
Current and deferred income tax

10.        Current and deferred income tax

a)          Reconciliation of income tax in the statement of profit or loss

Income tax differs from the theoretical amount that would have been obtained by using the nominal income tax rates applicable to the income of the Company entities, as follows:

	2021	2020	2019
Earnings (losses) before taxes	49,406	33,083	(77,052)
Combined income tax rate in Brazil - % (i)	34%	34%	34%
Income tax at statutory rates	(16,798)	(11,248)	26,198

Income exempt from taxation - ProUni benefit (ii)	20,211	25,307	19,106
Unrecognized deferred tax asset on tax losses	(919)	(2,192)	(32,505)
Previously unrecognized tax losses used to reduce deferred tax (iii)	30	10,632	-
Previously unrecognized temporary differences (iii)	-	12,219	-
Difference on tax rates from offshore companies (i)	20,809	(12,069)	-
Non-deductible expenses	(2,863)	(6,148)	(1,902)
Other	772	2,530	(5)
Total income tax and social contribution	21,242	19,031	10,892
Effective tax rate - %	(43)%	(58)%	14%

Current income tax expense	(11,333)	(19,556)	(14,813)
Deferred income tax income	32,575	38,587	25,705
(i)	Considering that the Company is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to all Company's subsidiaries, operating entities in Brazil.
(ii)	The University for All Program — ProUni, establishes, through Law 11,096, dated January 13, 2005, exemption from certain federal taxes for higher education institutions that provide full and partial scholarships to low-income students enrolled in traditional undergraduate and technological undergraduate programs. The Company’s higher education companies are included in this program.
(iii)	The Company had unused tax loss carryforwards and temporary differences previously unrecognized. Given the continuous growth in Continuing Education activities for the years 2020 and 2019 and recent changes to the structure of its operations, the Company reviewed previously unrecognized tax losses and temporary differences, determining that it is now probable that taxable profits will be available, the tax losses can be utilized and temporary differences can be realized, and that are now expected to be used and realized until 2025.

b)          Deferred income tax

	Balance sheet		Profit or loss
	2021	2020	2021	2020	2019
Tax loss carryforward	14,410	7,424	6,986	7,424	-
Intangible assets on business combinations	(18,355)	(20,004)	1,649	4,954	18,483
Allowance for expected credit losses	47,128	48,758	(1,630)	21,396	5,138
Labor provisions	23,562	2,707	20,855	2,707	-
Lease contracts	8,394	7,088	1,306	1,045	1,311
Provision for revenue cancellation	1,426	1,066	360	(706)	(151)
Provision for contingencies	2,124	1,983	141	758	697
Other provisions	4,661	1,753	2,908	1,009	452
Total	83,350	50,775	32,575	38,587	25,930

Deferred tax assets	83,350	50,775
Deferred tax liabilities	-	-

The above deferred taxes were recorded at the nominal rate of 34%. Under Brazilian tax law, temporary differences and tax losses can be carried forward indefinitely, however tax loss carryforwards can only be used to offset up to 30% of taxable profit for the year.